UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5270

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	8/31

Date of reporting period:	5/31/05

The following N-Q relates only to Dreyfus Premier Core Equity Fund, a series of the Registrant, and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different 10-Q reporting requirements. A separate N-Q will be filed for these series, as appropriate.

Dreyfus Premier Core Equity Fund Statement of Investments May 31, 2005 (Unaudited)
Common Stock-99.8%	Shares	Value($)

Banking-6.8%
Bank of America	125,000	5,790,000
Federal Home Loan Mortgage	28,000	1,821,120
Federal National Mortgage Association	30,000	1,777,200
HSBC Holdings, ADR	35,000	2,777,600
SunTrust Banks	40,000	2,944,400
		15,110,320

Capital Goods-7.0%
Emerson Electric	60,000	3,988,200
General Electric	320,000	11,673,600
		15,661,800

Diversified Financials-9.3%
American Express	90,000	4,846,500
Citigroup	200,233	9,432,977
JP Morgan Chase & Co.	100,000	3,575,000
Merrill Lynch	55,000	2,984,300
		20,838,777

Energy-17.9%
BP, ADR	120,000	7,224,000
ChevronTexaco	121,000	6,507,380
ConocoPhillips	35,000	3,774,400
Exxon Mobil	304,160	17,093,792
Occidental Petroleum	20,000	1,462,200
Royal Dutch Petroleum	57,000	3,339,060
Total SA, ADR	4,000	444,760
		39,845,592

Food & Drug Retailing-5.8%
Wal-Mart Stores	110,000	5,195,300
Walgreen	170,000	7,707,800
		12,903,100

Food, Beverage & Tobacco-17.0%
Altria Group	220,000	14,770,800
Anheuser-Busch Cos.	70,000	3,279,500
Coca-Cola	190,000	8,479,700
Nestle, ADR	70,050	4,605,970
PepsiCo	120,000	6,756,000
		37,891,970
Hotels Restaurants & Leisure-.6%
McDonald's	40,000	1,237,600

Household & Personal Products-5.4%
Colgate-Palmolive	46,000		2,298,620
Estee Lauder Cos., Cl. A	40,000		1,563,600
Procter & Gamble	147,000		8,107,050
			11,969,270

Insurance-2.7%
American International Group	40,580		2,254,219
Berkshire Hathaway, Cl. A	45	[a]	3,784,500
			6,038,719

Materials-.5%
Praxair	25,000		1,171,750

Media-4.3%
McGraw-Hill Cos.	120,000		5,239,200
News, Cl. A	210,200		3,390,526
Time Warner	21,500	[a]	374,100
Viacom, Cl. B	20,000		685,800
			9,689,626

Pharmaceuticals & Biotechnology-12.1%
Abbott Laboratories	100,000		4,824,000
Johnson & Johnson	100,000		6,710,000
Lilly (Eli) & Co.	67,000		3,906,100
Merck & Co.	89,000		2,887,160
Pfizer	310,350		8,658,765
			26,986,025

Retailing-2.0%
Home Depot	50,000		1,967,500
Target	45,000		2,416,500
			4,384,000

Semiconductors & Semiconductor Equipment-4.8%
Intel	400,000		10,772,000

Software & Services-2.4%
Microsoft	203,000		5,237,400

Transportation-1.2%
United Parcel Service, Cl. B	35,000		2,577,750

Total Common Stocks
(cost $191,200,437)			222,315,699

Total Investments(cost $191,200,437)	99.8%		222,315,699

Cash and Receivables (Net)	.2%		497,387

Net Assets	100.0%		222,813,086
ADR -- American Depository Receipts
[a] Non-Income Producing.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc. - Dreyfus Premier Core Equity Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	July 15, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	July 15, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)